Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 28, 2018
Registrant Name	PROFUNDS
Central Index Key	0001039803
Amendment Flag	false
Document Creation Date	Sep. 28, 2018
Document Effective Date	Sep. 28, 2018
Prospectus Date	May 01, 2018